RELATED PARTY TRANSACTIONS:	Dec. 29, 2022
Recast [Member]
RELATED PARTY TRANSACTIONS:

9.	RELATED PARTY TRANSACTIONS:

During the year ended April 30, 2022, management and consulting fees of $96,000 (2021 - $96,000) were charged by RJG Capital Corporation, a wholly-owned company of W. Barry Girling, Director.  Wayne Moorhouse, Director, charged $17,566 (2021 - $17,807) in management and consulting fees.  Gary Childress, Director, charged $14,326 (2021 - $13,796) in management and consulting fees.  $22,151 (2021 - $21,279) was charged by Malaspina Consultants Inc. for the services of Matt Anderson, CFO, and are included in professional fees.

Included in accounts payable and accrued liabilities are amounts owed to directors or officers or companies controlled by them.  As at April 30, 2022, the amount was $224,627 (2021 – $219,256).  All amounts are non-interest bearing, unsecured, and due on demand.

The promissory notes received from a company controlled by a director (Note 6) are related party transactions.